RECONCILIATION OF DIFFERENCES BETWEEN U.S. FEDERAL STATUTORY AND EFFECTIVE INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal income taxes at statutory rate	21.00%	21.00%
State income taxes at statutory rate	6.90%	6.78%
Section 382 limitation	0.00%	(0.00%)
Permanent differences	0.00%	0.00%
Change in valuation allowance	(28.02%)	(28.06%)
Totals	(0.12%)	(0.28%)